Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Revenue and Expense Recognized for Advertising Barter Transactions	The amount of revenue and expense recognized for advertising barter transactions is as follows:

	2018	2017	2016
Net revenues	$8,955	$8,469	$8,051
Direct advertising expenses	$3,633	$3,603	$3,559
General and administrative expenses	$4,758	$4,332	$4,067